Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating expenses
Vessel operating expenses		$ (1,599)	$ (759)	$ (3,859)	$ (759)
Financial (income) expense
Interest income from joint ventures and demand note		2,425	435	4,852	901
Interest expense and commitment fees to Höegh LNG		(3,710)	(2,256)	(7,510)	(2,354)
Total		16,438	(7,657)	19,016	(9,478)
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	[1]	(1,224)	(1,145)	(2,484)	(1,145)
Hours and overhead	[2]	(357)	(707)	(674)	(1,379)
Allocated administrative expenses	[3]	0	(1,078)	0	(4,043)
Construction contract expense: supervision cost	[4]	0	(282)	0	(594)
Construction contract expense: capitalized interest	[5]	0	(89)	0	(690)
Financial (income) expense
Interest income from joint ventures and demand note	[6]	2,425	435	4,852	901
Interest expense and commitment fees to Höegh LNG	[7]	(301)	(245)	(599)	(326)
Total		$ 543	$ (3,111)	$ 1,095	$ (7,276)

[1]	Vessel operating expenses: A subsidiary of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[2]	Hours and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.
[3]	Allocated administrative expenses: Until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.
[4]	Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.
[5]	Interest expense capitalized from Höegh LNG and affiliates: As described under 7) below, Höegh LNG and its affiliates provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.
[6]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to “Demand note due from owner” below.
[7]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, the construction contract expense of the Mooring. Subsequent to the closing of the IPO, commitment fees are due on the $85 million revolving credit facility. Refer to “Amounts, loans and promissory notes due to owners and affiliates” below. Refer to 5) above which describes the interest expense, which was capitalized.